Borrowings - Summary of Borrowings under Credit Facilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	$ 1,781.5
Loans advanced	691.7	$ 779.7	$ 1,298.7
Repayments	(431.9)	(695.5)	(1,413.2)
Balance at end of the year	2,011.6	1,781.5
Variable rate with exposure to repricing (six months or less)	1,162.2	933.6
Undrawn borrowing facilities committed	986.7	1,305.1
Uncommitted	26.5	17.1
Total undrawn borrowing facilities	1,013.2	1,322.2
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	0.0	39.7
Later Than One Year And Not Later Than Two Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	93.0	0.0
Later Than Two Years And Not Later Than Three Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	791.2	715.4
Later Than Three Years and Not Later Than Five Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	102.5	550.0
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	1,560.9	1,356.4
Australia, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	316.5	231.5
Rand [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	134.2	193.6
US $150 Million Revolving Senior Secured Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	82.0
Loans advanced	0.0	0.0
Repayments	0.0	(82.0)
Balance at end of the year	0.0	0.0	82.0
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	83.5	0.0
Loans advanced	0.0	83.5
Balance at end of the year	83.5	83.5	0.0
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	45.0
Repayments	0.0	(45.0)
Balance at end of the year	0.0	0.0	45.0
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	45.0	0.0
Loans advanced	0.0	45.0
Balance at end of the year	45.0	45.0	0.0
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	380.0	658.5
Loans advanced	382.6	73.5
Repayments	(179.6)	(352.0)
Balance at end of the year	583.0	380.0	658.5
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	79.5	0.0
Loans advanced	20.7	78.5
Repayments	(107.7)	0.0
Translation adjustment	7.5	1.0
Balance at end of the year	0.0	79.5	0.0
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	847.9	846.4
Unwinding of transaction costs	1.5	1.5
Balance at end of the year	849.4	847.9	846.4
Fixed rate with no exposure to repricing (US$1 billion notes issue)	849.4	847.9
A $500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	231.5	0.0
Loans advanced	119.9	236.6
Translation adjustment	(34.9)	(5.1)
Balance at end of the year	316.5	231.5	0.0
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	114.1	61.0
Loans advanced	118.7	262.6
Repayments	(144.6)	(216.5)
Translation adjustment	(1.9)	7.0
Balance at end of the year	86.3	114.1	$ 61.0
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Loans advanced	(13.7)	0.0
Translation adjustment	0.0	0.0
Balance at end of the year	13.7	0.0
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0
Loans advanced	(36.1)	0.0
Translation adjustment	(1.9)	0.0
Balance at end of the year	$ 34.2	$ 0.0